EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on January 15, 2021 (Accession No. 0001193125-21-009859), to the Prospectus dated May 1, 2020, as supplemented, for the Class IB and K shares of the EQ/Invesco Global Real Estate Portfolio, a series of EQ Advisors Trust.